Loans and Borrowings - Changes in the Carrying Value of Loans and Borrowings (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Financial instruments [Abstract]
Beginning balance	$ 61,707	$ 57,259
Additions	11,805	12,173
Accretion	123	13
Debt issuance costs		(493)
Principal repayments	(3,679)	(7,245)
Disposal	(69,956)
Ending balance	0	61,707
Current borrowings and current portion of non-current borrowings		(21,513)
Non-current portion of non-current borrowings	$ 0	$ 40,194